T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 32.4%			Danske Bank
			3.875%, 9/12/23 (1)	200	212
Financial Institutions 10.7%			Danske Bank
			5.375%, 1/12/24 (1)	405	454
Banking 5.7%			Danske Bank, VR,
AIB Group, VR,			3.001%, 9/20/22 (1)(2)	200	203
4.263%, 4/10/25 (1)(2)	415	445	Danske Bank, VR,
Banco de Bogota			3.244%, 12/20/25 (1)(2)	230	240
4.375%, 8/3/27 (1)	475	507	Discover Financial Services
Banco Santander Chile			3.75%, 3/4/25	460	492
3.875%, 9/20/22 (1)	150	156	Discover Financial Services
Bank of America			4.10%, 2/9/27	575	626
4.20%, 8/26/24	1,095	1,200	FirstRand Bank, VR,
Bank of America, VR,			6.25%, 4/23/28 (2)	800	856
2.496%, 2/13/31 (2)	990	1,005	Goldman Sachs Group
Bank of America, VR,			3.50%, 11/16/26	1,575	1,694
3.559%, 4/23/27 (2)	180	195	Goldman Sachs Group
Bank of America, VR,			3.75%, 2/25/26	420	459
3.824%, 1/20/28 (2)	610	673	Goldman Sachs Group
Bank of America, VR,			3.85%, 1/26/27	100	110
4.271%, 7/23/29 (2)	1,630	1,873	Goldman Sachs Group, VR,
Barclays, VR,			4.223%, 5/1/29 (2)	775	878
3.932%, 5/7/25 (2)	425	452	HSBC Holdings
Barclays, VR,			3.90%, 5/25/26	400	437
4.338%, 5/16/24 (2)	1,005	1,067	JPMorgan Chase
Barclays, VR,			3.30%, 4/1/26	490	529
4.61%, 2/15/23 (2)	510	535	JPMorgan Chase, VR,
Barclays Bank			4.203%, 7/23/29 (2)	440	505
5.14%, 10/14/20	515	526	Kookmin Bank
BBVA Bancomer			4.50%, 2/1/29	400	462
4.375%, 4/10/24 (1)	375	400	Morgan Stanley
BBVA Bancomer, VR,			3.125%, 7/27/26	545	579
5.125%, 1/18/33 (2)	1,100	1,149	Morgan Stanley
BNP Paribas, VR,			3.625%, 1/20/27	455	498
3.052%, 1/13/31 (1)(2)	675	695	Morgan Stanley
Capital One Bank USA			3.875%, 1/27/26	785	864
3.375%, 2/15/23	1,076	1,129	Morgan Stanley, VR,
Capital One Financial			2.699%, 1/22/31 (2)	580	596
0.80%, 6/12/24 (EUR)	280	315	Morgan Stanley, VR,
Capital One Financial			3.591%, 7/22/28 (2)	265	290
3.75%, 3/9/27	425	463	Royal Bank of Scotland Group
Capital One Financial			3.875%, 9/12/23	1,045	1,111
3.80%, 1/31/28	850	928	Royal Bank of Scotland Group
Credit Suisse Group, VR,			5.125%, 5/28/24	310	339
2.593%, 9/11/25 (1)(2)	685	697	Royal Bank of Scotland Group
Danske Bank			6.125%, 12/15/22	100	110
2.00%, 9/8/21 (1)	200	201	Synchrony Financial
Danske Bank			3.70%, 8/4/26	70	74
2.70%, 3/2/22 (1)	430	438

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Wells Fargo, VR,			UnitedHealth Group
2.572%, 2/11/31 (2)	615	622	3.875%, 12/15/28	130	148
		28,289	UnitedHealth Group
			4.45%, 12/15/48	775	967
Finance Companies 1.7%			Willis North America
AerCap Ireland Capital			3.60%, 5/15/24	909	980
3.50%, 1/15/25	620	647			5,879
AerCap Ireland Capital
4.45%, 4/3/26	415	451	Real Estate Investment Trusts 2.1%
AerCap Ireland Capital			Alexandria Real Estate Equities
4.875%, 1/16/24	150	162	3.45%, 4/30/25	255	275
Avolon Holdings Funding			Alexandria Real Estate Equities
3.25%, 2/15/27 (1)	185	185	3.95%, 1/15/27	955	1,058
Avolon Holdings Funding			Alexandria Real Estate Equities
3.95%, 7/1/24 (1)	565	588	3.95%, 1/15/28	110	123
Avolon Holdings Funding			Alexandria Real Estate Equities
4.375%, 5/1/26 (1)	250	266	4.30%, 1/15/26	110	124
Avolon Holdings Funding			American Campus Communities
5.125%, 10/1/23 (1)	660	707	Operating Partnership
Avolon Holdings Funding			2.85%, 2/1/30	710	723
5.50%, 1/15/23 (1)	600	646	American Campus Communities
GE Capital International Funding			Operating Partnership
3.373%, 11/15/25	440	468	3.30%, 7/15/26	190	203
GE Capital International Funding			American Campus Communities
4.418%, 11/15/35	2,185	2,487	Operating Partnership
Shriram Transport Finance			3.625%, 11/15/27	420	459
5.10%, 7/16/23 (1)	1,000	1,008	Boston Properties
SMBC Aviation Capital Finance			3.65%, 2/1/26	520	563
4.125%, 7/15/23 (1)	700	754	Brixmor Operating Partnership
			3.65%, 6/15/24	204	219
		8,369	Brixmor Operating Partnership
Insurance 1.2%			3.85%, 2/1/25	270	293
AIA Group			Brixmor Operating Partnership
3.90%, 4/6/28 (1)	560	624	3.90%, 3/15/27	630	685
American International Group			Brixmor Operating Partnership
3.90%, 4/1/26	75	83	4.125%, 5/15/29	445	495
Centene			Essex Portfolio
3.375%, 2/15/30 (1)	455	455	3.625%, 5/1/27	475	519
Centene			Essex Portfolio
4.25%, 12/15/27 (1)	610	628	3.875%, 5/1/24	285	309
Centene			Healthpeak Properties
4.625%, 12/15/29 (1)	760	813	3.25%, 7/15/26	60	65
CNO Financial Group			Healthpeak Properties
5.25%, 5/30/25	597	674	3.50%, 7/15/29	65	70
Fidelity National Financial			Highwoods Realty
4.50%, 8/15/28	230	264	3.05%, 2/15/30	455	474
UnitedHealth Group			Highwoods Realty
3.50%, 8/15/39	135	149	4.125%, 3/15/28	320	356
UnitedHealth Group			Regency Centers
3.70%, 12/15/25	85	94	3.60%, 2/1/27	200	217

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Ventas Realty
3.00%, 1/15/30	175	182	Communications 3.9%
Ventas Realty			Altice France
3.75%, 5/1/24	350	375	5.50%, 1/15/28 (1)	445	445
VEREIT Operating Partnership			AT&T
3.10%, 12/15/29	1,160	1,204	4.50%, 3/9/48	805	918
VEREIT Operating Partnership			British Telecommunications
3.95%, 8/15/27	286	313	3.25%, 11/8/29 (1)	480	496
VEREIT Operating Partnership			C&W Senior Financing
4.875%, 6/1/26	740	848	6.875%, 9/15/27	200	211
			CC Holdings
		10,152	3.849%, 4/15/23	800	849
Total Financial Institutions		52,689	Charter Communications Operating
			4.80%, 3/1/50	420	452
Industrial 19.7%			Charter Communications Operating

Basic Industry 1.0%			4.908%, 7/23/25	590	661
			Charter Communications Operating
ABJA Investment			5.75%, 4/1/48	110	131
5.45%, 1/24/28	1,400	1,337	Charter Communications Operating
CSN Resources			6.484%, 10/23/45	100	129
7.625%, 2/13/23	1,100	1,102	Comcast
CSN Resources			3.15%, 3/1/26	200	215
7.625%, 4/17/26	200	199	Comcast
Sasol Financing USA			3.20%, 7/15/36	60	64
5.875%, 3/27/24	775	826	Comcast
Suzano Austria			3.25%, 11/1/39	765	829
5.00%, 1/15/30	650	676	Comcast
Suzano Austria			3.30%, 2/1/27	786	854
6.00%, 1/15/29	600	673	Comcast
Westlake Chemical			4.15%, 10/15/28	330	383
1.625%, 7/17/29 (EUR)	200	225	Comcast
		5,038	4.70%, 10/15/48	800	1,050
			Empresa Nacional de
Capital Goods 0.6%			Telecomunicaciones
Boral Finance			4.875%, 10/30/24	600	633
3.00%, 11/1/22 (1)	50	51	Fox
Boral Finance			4.709%, 1/25/29 (1)	275	323
3.75%, 5/1/28 (1)	715	759	Globo Comunicacao e Participacoes
General Electric			4.843%, 6/8/25	200	208
3.375%, 3/11/24	305	323	Globo Comunicacao e Participacoes
General Electric			5.125%, 3/31/27	700	726
3.45%, 5/15/24	90	96	Netflix
General Electric, Series D, VR,			6.375%, 5/15/29	460	527
5.00% (2)(3)	170	165	Omnicom Group
Roper Technologies			3.65%, 11/1/24	560	602
2.95%, 9/15/29	190	202	Sable International Finance
St Marys Cement			5.75%, 9/7/27 (1)	685	716
5.75%, 1/28/27	1,200	1,356	SBA Tower Trust
		2,952	2.836%, 1/15/25 (1)	450	472
			SBA Tower Trust
			3.168%, 4/11/22 (1)	480	492

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

SBA Tower Trust			Las Vegas Sands
3.448%, 3/15/23 (1)	685	722	3.20%, 8/8/24	130	135
SBA Tower Trust			Las Vegas Sands
3.869%, 10/8/24 (1)	450	484	3.50%, 8/18/26	195	206
Verizon Communications			QVC
4.672%, 3/15/55	186	249	4.375%, 3/15/23	655	681
Verizon Communications			QVC
4.75%, 11/1/41	195	249	5.125%, 7/2/22	88	92
Verizon Communications			SACI Falabella
4.862%, 8/21/46	1,795	2,387	4.375%, 1/27/25	500	534
Verizon Communications			Shimao Property Holdings
5.012%, 4/15/49	415	572	5.60%, 7/15/26	1,850	1,920
Vodafone Group			Volkswagen Bank
4.125%, 5/30/25	595	660	1.875%, 1/31/24 (EUR)	100	116
Vodafone Group			Volkswagen Bank
4.875%, 6/19/49	650	788	2.50%, 7/31/26 (EUR)	300	363
Vodafone Group			Volkswagen Group of America
5.00%, 5/30/38	585	705	Finance
			2.85%, 9/26/24 (1)	255	263
		19,202	Volkswagen Group of America
Consumer Cyclical 3.2%			Finance
Country Garden Holdings			3.20%, 9/26/26 (1)	1,460	1,521
8.00%, 1/27/24	1,000	1,079	Volkswagen Group of America
Expedia Group			Finance
5.00%, 2/15/26	905	1,013	4.625%, 11/13/25 (1)	200	224
Ford Motor Credit			Volkswagen Leasing
3.35%, 11/1/22	450	454	1.625%, 8/15/25 (EUR)	325	375
Ford Motor Credit			Yanlord Land
5.085%, 1/7/21	615	630	6.75%, 4/23/23	750	774
General Motors					15,365
5.95%, 4/1/49	385	418
General Motors			Consumer Non-Cyclical 5.0%
6.25%, 10/2/43	25	28	AbbVie
General Motors Financial			2.95%, 11/21/26 (1)	695	728
4.00%, 10/6/26	675	708	AbbVie
General Motors Financial			3.20%, 11/21/29 (1)	175	185
4.30%, 7/13/25	905	961	AbbVie
General Motors Financial			3.60%, 5/14/25	655	710
4.35%, 4/9/25	170	181	AbbVie
General Motors Financial			4.05%, 11/21/39 (1)	425	468
4.35%, 1/17/27	700	744	AbbVie
General Motors Financial			4.25%, 11/21/49 (1)	270	306
5.10%, 1/17/24	465	507	AbbVie
General Motors Financial			4.70%, 5/14/45	265	313
5.25%, 3/1/26	640	712	AbbVie
GLP Capital			4.875%, 11/14/48	1,015	1,256
3.35%, 9/1/24	115	121	Allergan Funding
GLP Capital			2.625%, 11/15/28 (EUR)	240	307
5.25%, 6/1/25	130	146	Altria Group
Hyundai Capital America			4.80%, 2/14/29	150	171
2.375%, 2/10/23 (1)	455	459
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Altria Group			CVS Health
5.80%, 2/14/39	415	510	5.125%, 7/20/45	15	18
Altria Group			Hasbro
5.95%, 2/14/49	605	768	3.00%, 11/19/24	475	493
Anheuser-Busch InBev Worldwide			Hasbro
4.75%, 1/23/29	160	189	3.55%, 11/19/26	220	230
Anheuser-Busch InBev Worldwide			Kaiser Foundation Hospitals
4.90%, 2/1/46	380	468	3.50%, 4/1/22	390	408
Anheuser-Busch InBev Worldwide			PerkinElmer
5.55%, 1/23/49	1,295	1,752	3.30%, 9/15/29	475	498
BAT Capital			Perrigo Finance
3.222%, 8/15/24	365	383	3.90%, 12/15/24	590	622
BAT Capital			Perrigo Finance
3.557%, 8/15/27	1,205	1,270	4.375%, 3/15/26	400	436
Bayer U. S. Finance II			Reynolds American
3.875%, 12/15/23 (1)	975	1,046	5.85%, 8/15/45	170	202
Becton Dickinson & Company			Thermo Fisher Scientific
3.70%, 6/6/27	716	790	0.125%, 3/1/25 (EUR)	120	131
Becton Dickinson & Company					24,480
4.669%, 6/6/47	525	666
BRF			Energy 3.3%
4.35%, 9/29/26	700	710	Boardwalk Pipelines
BRF			3.375%, 2/1/23	110	113
4.875%, 1/24/30	400	406	Boardwalk Pipelines
Bunge Finance			4.45%, 7/15/27	45	47
3.75%, 9/25/27	500	528	Boardwalk Pipelines
Cardinal Health			4.95%, 12/15/24	400	438
3.75%, 9/15/25	385	420	Boardwalk Pipelines
Cardinal Health			5.95%, 6/1/26	920	1,060
4.50%, 11/15/44	85	90	Cameron LNG
Cardinal Health			2.902%, 7/15/31 (1)	155	162
4.90%, 9/15/45	400	454	Cameron LNG
Cigna			3.302%, 1/15/35 (1)	170	185
3.40%, 3/1/27 (1)	395	429	Cameron LNG
Cigna			3.701%, 1/15/39 (1)	125	137
4.125%, 11/15/25	725	815	Cenovus Energy
Cigna			3.80%, 9/15/23	215	224
4.375%, 10/15/28	1,025	1,164	Cenovus Energy
Cigna			5.40%, 6/15/47	25	27
4.50%, 2/25/26 (1)	240	274	Cheniere Corpus Christi Holdings
Cigna			3.70%, 11/15/29 (1)	405	404
4.90%, 12/15/48	415	515	Cheniere Corpus Christi Holdings
CommonSpirit Health			5.125%, 6/30/27	125	137
2.95%, 11/1/22	105	109	Diamondback Energy
CVS Health			2.875%, 12/1/24	685	688
4.10%, 3/25/25	780	853	Diamondback Energy
CVS Health			3.25%, 12/1/26	475	478
4.30%, 3/25/28	415	464	Diamondback Energy
CVS Health			3.50%, 12/1/29	675	663
5.05%, 3/25/48	1,570	1,925	Energy Transfer Operating
			2.90%, 5/15/25	160	163
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Energy Transfer Operating			Williams
4.50%, 4/15/24	105	114	4.85%, 3/1/48	650	685
Energy Transfer Operating			Woodside Finance
4.95%, 6/15/28	155	171	3.65%, 3/5/25 (1)	130	138
Energy Transfer Operating			Woodside Finance
5.00%, 5/15/50	195	196	3.70%, 9/15/26 (1)	462	494
Energy Transfer Operating			Woodside Finance
5.25%, 4/15/29	230	260	3.70%, 3/15/28 (1)	572	615
Energy Transfer Operating			Woodside Finance
5.50%, 6/1/27	250	285	4.50%, 3/4/29 (1)	535	601
Energy Transfer Operating					16,328
5.875%, 1/15/24	275	308
Energy Transfer Operating			Industrial Other 0.1%
6.00%, 6/15/48	710	796	SM Investments
Energy Transfer Operating			4.875%, 6/10/24	600	642
6.25%, 4/15/49	250	288
Eni, Series X-R					642
4.75%, 9/12/28 (1)	445	522	Technology 1.7%
Occidental Petroleum			Avnet
2.90%, 8/15/24	940	953	3.75%, 12/1/21	445	458
Occidental Petroleum			Baidu
3.20%, 8/15/26	65	66	2.875%, 7/6/22	850	870
Occidental Petroleum			Baidu
4.20%, 3/15/48	420	390	4.375%, 3/29/28	995	1,131
Occidental Petroleum			Baidu
4.40%, 8/15/49	570	541	4.875%, 11/14/28	200	236
Peru LNG			Broadcom
5.375%, 3/22/30	800	694	3.625%, 1/15/24	180	189
Plains All American Pipeline			Dell International
2.85%, 1/31/23	80	82	4.90%, 10/1/26 (1)	585	663
Plains All American Pipeline			Fidelity National Information Services
3.85%, 10/15/23	155	161	0.75%, 5/21/23 (EUR)	180	203
Sabine Pass Liquefaction			Fiserv
5.00%, 3/15/27	740	817	1.125%, 7/1/27 (EUR)	220	253
Sabine Pass Liquefaction			Fiserv
5.875%, 6/30/26	390	450	3.20%, 7/1/26	300	319
Seven Generations Energy			Keysight Technologies
5.375%, 9/30/25 (1)	240	218	4.55%, 10/30/24	180	200
Transcontinental Gas Pipe Line			Keysight Technologies
4.00%, 3/15/28	140	153	4.60%, 4/6/27	140	159
Transcontinental Gas Pipe Line			Micron Technology
4.60%, 3/15/48	200	229	4.185%, 2/15/27	375	405
Williams			Micron Technology
3.90%, 1/15/25	15	16	4.64%, 2/6/24	640	694
Williams			Micron Technology
4.00%, 9/15/25	45	49	4.663%, 2/15/30	40	44
Williams			NXP
4.30%, 3/4/24	20	22	4.875%, 3/1/24 (1)	430	471
Williams			NXP
4.50%, 11/15/23	1,005	1,088	5.35%, 3/1/26 (1)	190	219

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Tencent Holdings			United Airlines PTT, Series 2019-2,
3.80%, 2/11/25	1,655	1,807	Class AA
			2.70%, 5/1/32	90	96
		8,321	United Airlines PTT, Series 2019-2,
Transportation 0.9%			Class B
American Airlines PTT, Series 2014-			3.50%, 5/1/28	150	156
1, Class B					4,253
4.375%, 10/1/22	22	23
American Airlines PTT, Series 2015-			Total Industrial		96,581
1, Class B			Utility 2.0%
3.70%, 5/1/23	57	59
American Airlines PTT, Series 2016-			Electric 1.7%
2, Class A			Ausgrid Finance
3.65%, 6/15/28	188	203	3.85%, 5/1/23 (1)	210	222
American Airlines PTT, Series 2016-			Ausgrid Finance
3, Class B			4.35%, 8/1/28 (1)	320	366
3.75%, 10/15/25	119	124	Enel Americas
American Airlines PTT, Series 2017-			4.00%, 10/25/26	800	861
1, Class B			Enel Finance International
4.95%, 2/15/25	204	220	2.75%, 4/6/23 (1)	700	716
American Airlines PTT, Series 2017-			Enel Finance International
2, Class A			3.625%, 5/25/27 (1)	340	365
3.60%, 10/15/29	358	385
American Airlines PTT, Series 2017-			Enel Finance International
2, Class AA			4.625%, 9/14/25 (1)	670	751
3.35%, 10/15/29	156	169	FirstEnergy, Series B
American Airlines PTT, Series 2017-			3.90%, 7/15/27	300	332
2, Class B			FirstEnergy Transmission
3.70%, 10/15/25	174	180	4.35%, 1/15/25 (1)	1,485	1,632
American Airlines PTT, Series 2019-			Listrindo Capital
1, Class B			4.95%, 9/14/26	235	242
3.85%, 2/15/28	180	190	NRG Energy
Emirates Airline			3.75%, 6/15/24 (1)	70	73
4.50%, 2/6/25	619	636	NRG Energy
Heathrow Funding			4.45%, 6/15/29 (1)	220	237
4.875%, 7/15/21 (1)	265	276	Southern
ICTSI Treasury			3.25%, 7/1/26	440	470
4.625%, 1/16/23	200	209	Vistra Operations
ICTSI Treasury			3.55%, 7/15/24 (1)	625	644
5.875%, 9/17/25	500	554	Vistra Operations
Transurban Finance			3.70%, 1/30/27 (1)	550	553
3.375%, 3/22/27 (1)	95	101	Vistra Operations
U. S. Airways PTT, Series 2012-2,			4.30%, 7/15/29 (1)	700	717
Class A					8,181
4.625%, 6/3/25	395	432
U. S. Airways PTT, Series 2013-1,			Natural Gas 0.3%
Class A			Sempra Energy
3.95%, 11/15/25	82	88	3.25%, 6/15/27	996	1,061
United Airlines PTT, Series 2019-2,			Sempra Energy
Class A			3.40%, 2/1/28	290	312
2.90%, 5/1/28	145	152

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Sempra Energy			Avis Budget Rental Car Funding
3.80%, 2/1/38	108	119	AESOP, Series 2017-2A, Class
			A
		1,492	2.97%, 3/20/24 (1)	1,435	1,496
Total Utility		9,673	Avis Budget Rental Car Funding
Total Corporate Bonds			AESOP, Series 2018-2A, Class
(Cost $150,039)		158,943	A
			4.00%, 3/20/25 (1)	835	908
			Avis Budget Rental Car Funding
BANK LOANS 0.0% (4)			AESOP, Series 2019-1A, Class
			A
Industrial 0.0%			3.45%, 3/20/23 (1)	215	223
Asurion, FRN,			Avis Budget Rental Car Funding
1M USD LIBOR + 3.00%,			AESOP, Series 2019-2A, Class
4.603%, 11/3/24	158	156	A
Asurion, FRN,			3.35%, 9/22/25 (1)	180	192
3M USD LIBOR + 6.50%,			Avis Budget Rental Car Funding
8.103%, 8/4/25	10	10	AESOP, Series 2019-2A, Class
Kronos, FRN,			C
3M USD LIBOR + 8.25%,			4.24%, 9/22/25 (1)	235	252
10.013%, 11/1/24 (5)	75	75	Avis Budget Rental Car Funding
			AESOP, Series 2019-3A, Class
		241	B
Total Bank Loans			2.65%, 3/20/26 (1)	755	777
(Cost $243)		241	Avis Budget Rental Car Funding
			AESOP, Series 2020-1A, Class
			C
ASSET-BACKED SECURITIES 7.7%			3.02%, 8/20/26 (1)	960	980
			CarMax Auto Owner Trust,
Car Loan 2.6%			Series 2017-4, Class D
AmeriCredit Automobile			3.30%, 5/15/24	115	118
Receivables Trust, Series			Drive Auto Receivables Trust,
2016-4, Class D			Series 2020-1, Class C
2.74%, 12/8/22	765	777	2.36%, 3/16/26	525	533
AmeriCredit Automobile			Ford Credit Auto Owner Trust,
Receivables Trust, Series			Series 2019-1, Class A
2017-3, Class C			3.52%, 7/15/30 (1)	1,000	1,076
2.69%, 6/19/23	385	390	Santander Drive Auto
AmeriCredit Automobile			Receivables Trust, Series
Receivables Trust, Series			2015-5, Class D
2017-3, Class D			3.65%, 12/15/21	29	29
3.18%, 7/18/23	965	992	Santander Drive Auto
Avis Budget Rental Car Funding			Receivables Trust, Series
AESOP, Series 2016-2A, Class			2017-1, Class C
A			2.58%, 5/16/22	20	20
2.72%, 11/20/22 (1)	735	749	Santander Drive Auto
Avis Budget Rental Car Funding			Receivables Trust, Series
AESOP, Series 2017-1A, Class			2019-3, Class C
A			2.49%, 10/15/25	1,160	1,177
3.07%, 9/20/23 (1)	240	249	Santander Retail Auto Lease
			Trust, Series 2017-A, Class C
			2.96%, 11/21/22 (1)	595	598

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Santander Retail Auto Lease			Elara HGV Timeshare Issuer,
Trust, Series 2019-B, Class D			Series 2014-A, Class A
3.31%, 6/20/24 (1)	1,105	1,129	2.53%, 2/25/27 (1)	24	25
SMART Trust, Series 2016-2US,			Elara HGV Timeshare Issuer,
Class A3A			Series 2019-A, Class A
1.71%, 3/15/21	10	10	2.61%, 1/25/34 (1)	967	983

		12,675	Galaxy XXIX, Series 2018-29A,
			Class B, CLO, FRN,
Credit Card 0.2%			3M USD LIBOR + 1.40%,
American Express Credit			3.092%, 11/15/26 (1)	365	364
Account Master Trust, Series			Golub Capital Partners, Series
2017-5, Class B, FRN,			2018-39A, Class A1, CLO,
1M USD LIBOR + 0.58%,			FRN,
2.238%, 2/18/25	170	170	3M USD LIBOR + 1.15%,
Synchrony Credit Card Master			2.969%, 10/20/28 (1)	800	800
Note Trust, Series 2017-1,			GreatAmerica Leasing
Class C			Receivables Funding, Series
2.56%, 6/15/23	920	921	2018-1, Class C
			3.14%, 6/16/25 (1)	730	749
		1,091	Halcyon Loan Advisors Funding,
Other Asset-Backed Securities 3.7%			Series 2014-3A, Class B1R,
			CLO, FRN,
Applebee's Funding, Series			3M USD LIBOR + 1.70%,
2019-1A, Class A2I			3.502%, 10/22/25 (1)	405	405
4.194%, 6/7/49 (1)	480	495
Barings, Series 2016-2A, Class			Hardee's Funding, Series 2018-
			1A, Class A2II
AR, CLO, FRN,			4.959%, 6/20/48 (1)	1,057	1,106
3M USD LIBOR + 1.08%,
2.899%, 7/20/28 (1)	755	755	Hilton Grand Vacations Trust,
			Series 2014-AA, Class A
Barings BDC Static, Series 2019-			1.77%, 11/25/26 (1)	49	49
1A, Class A1, CLO, FRN,
3M USD LIBOR + 1.02%,			Hilton Grand Vacations Trust,
2.851%, 4/15/27 (1)	675	674	Series 2017-AA, Class A
Benefit Street Partners XI, Series			2.66%, 12/26/28 (1)	66	67
2017-11A, Class A2R, CLO,			Jack in the Box Funding, Series
FRN,			2019-1A, Class A2I
3M USD LIBOR + 1.50%,			3.982%, 8/25/49 (1)	534	552
0.00%, 4/15/29 (1)	325	325	KKR, Series 13, Class B1R,
Carlyle U. S. , Series 2016-4A,			CLO, FRN,
Class CR, CLO, FRN,			3M USD LIBOR + 1.15%,
3M USD LIBOR + 2.80%,			2.993%, 1/16/28 (1)	780	769
4.619%, 10/20/27 (1)	675	650	Madison Park Funding XVIII,
CNH Equipment Trust, Series			Series 2015-18A, Class A1R,
2017-C, Class B			CLO, FRN,
2.54%, 5/15/25	115	117	3M USD LIBOR + 1.19%,
Cole Park, Series 2015-1A, Class			3.009%, 10/21/30 (1)	785	785
AR, CLO, FRN,			Madison Park Funding XXXIII,
3M USD LIBOR + 1.05%,			Series 2019-33A, Class A,
2.869%, 10/20/28 (1)	755	756	CLO, FRN,
			3M USD LIBOR + 1.33%,
Eaton Vance, Series 2013-1A,			3.174%, 10/15/32 (1)	1,145	1,143
Class A2RR, CLO, FRN,
3M USD LIBOR + 1.85%,
3.681%, 1/15/28 (1)	1,105	1,106

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Magnetite XVI, Series 2015-16A,
Class BR, CLO, FRN,			Student Loan 1.2%
3M USD LIBOR + 1.20%,			Navient Private Education Loan
3.019%, 1/18/28 (1)	395	390	Trust, Series 2017-A, Class B
Magnetite XXIII, Series 2019-			3.91%, 12/16/58 (1)	410	438
23A, Class A, CLO, FRN,			Navient Private Education Refi
3M USD LIBOR + 1.30%,			Loan Trust, Series 2019-EA,
3.17%, 10/25/32 (1)	825	827	Class A2A
MVW Owner Trust, Series 2013-			2.64%, 5/15/68 (1)	1,090	1,128
1A, Class A			Navient Private Education Refi
2.15%, 4/22/30 (1)	41	41	Loan Trust, Series 2019-GA,
MVW Owner Trust, Series 2014-			Class A
1A, Class A			2.40%, 10/15/68 (1)	867	888
2.25%, 9/22/31 (1)	44	45	Navient Private Education Refi
MVW Owner Trust, Series 2017-			Loan Trust, Series 2020-BA,
1A, Class B			Class B
2.75%, 12/20/34 (1)	62	64	2.77%, 1/15/69 (1)	835	835
MVW Owner Trust, Series 2017-			SLM Student Loan Trust, Series
1A, Class C			2008-1, Class A4, FRN,
2.99%, 12/20/34 (1)	75	76	3M USD LIBOR + 0.65%,
Neuberger Berman Loan			2.444%, 1/25/22	497	489
Advisers, Series 2018-29A,			SLM Student Loan Trust, Series
Class A1, CLO, FRN,			2008-5, Class A4, FRN,
3M USD LIBOR + 1.13%,			3M USD LIBOR + 1.70%,
2.949%, 10/19/31 (1)	1,105	1,099	3.494%, 7/25/23	149	150
Neuberger Berman XVI, Series			SLM Student Loan Trust, Series
2017-16SA, Class A, CLO,			2008-9, Class A, FRN,
FRN,			3M USD LIBOR + 1.50%,
3M USD LIBOR + 0.85%,			3.294%, 4/25/23	153	154
2.681%, 1/15/28 (1)	585	585	SMB Private Education Loan
OZLM VIII, Series 2014-8A,			Trust, Series 2017-B, Class
Class A2RR, CLO, FRN,			A2 A
3M USD LIBOR + 1.80%,			2.82%, 10/15/35 (1)	329	339
3.636%, 10/17/29 (1)	530	525	SMB Private Education Loan
Sonic Capital, Series 2018-1A,			Trust, Series 2018-C, Class
Class A2			A2 A
4.026%, 2/20/48 (1)	444	465	3.63%, 11/15/35 (1)	640	681
Taco Bell Funding, Series 2018-			SMB Private Education Loan
1A, Class A2I			Trust, Series 2020-A, Class B
4.318%, 11/25/48 (1)	568	586	3.00%, 8/15/45 (1)	595	595
Taconic Park, Series 2016-1A,					5,697
Class BR, CLO, FRN,
3M USD LIBOR + 1.90%,			Total Asset-Backed Securities
0.00%, 1/20/29 (1)	465	465	(Cost $36,966)		37,681
Verizon Owner Trust, Series
2017-1A, Class C
2.65%, 9/20/21 (1)	165	166
Volvo Financial Equipment,
Series 2018-1A, Class C
3.06%, 12/15/25 (1)	205	209

		18,218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

NON-U. S. GOVERNMENT MORTGAGE-BACKED			Connecticut Avenue Securities,
SECURITIES 14.3%			Series 2017-C03, Class 1M1,
			CMO, ARM,
			1M USD LIBOR + 0.95%,
Collateralized Mortgage Obligations 9.3%			2.577%, 10/25/29	450	451
Angel Oak Mortgage Trust I,			Connecticut Avenue Securities,
Series 2019-2, Class A1, CMO,			Series 2017-C04, Class 2ED2,
ARM,			CMO, ARM,
3.628%, 3/25/49 (1)	462	470	1M USD LIBOR + 1.10%,
Bayview Opportunity Master			2.727%, 11/25/29	1,035	1,031
Fund IVa Trust, Series 2017-			Connecticut Avenue Securities,
RT1, Class A1, CMO, ARM,			Series 2017-C06, Class 2ED1,
3.00%, 3/28/57 (1)	137	140	CMO, ARM,
Bayview Opportunity Master			1M USD LIBOR + 1.00%,
Fund IVa Trust, Series 2017-			2.627%, 2/25/30	905	906
SPL5, Class A, CMO, ARM,			Connecticut Avenue Securities,
3.50%, 6/28/57 (1)	90	93	Series 2018-C01, Class 1ED2,
Bayview Opportunity Master			CMO, ARM,
Fund IVb Trust, Series 2017-			1M USD LIBOR + 0.85%,
SPL4, Class A, CMO, ARM,			2.477%, 7/25/30	990	989
3.50%, 1/28/55 (1)	117	119	Connecticut Avenue Securities,
COLT Mortgage Loan Trust,			Series 2018-C02, Class 2M2,
Series 2018-1, Class A2, CMO,			CMO, ARM,
ARM,			1M USD LIBOR + 2.20%,
2.981%, 2/25/48 (1)	21	21	3.827%, 8/25/30	217	219
COLT Mortgage Loan Trust,			Connecticut Avenue Securities,
Series 2018-1, Class A3, CMO,			Series 2018-C03, Class 1EB2,
ARM,			CMO, ARM,
3.084%, 2/25/48 (1)	21	21	1M USD LIBOR + 0.85%,
COLT Mortgage Loan Trust,			2.477%, 10/25/30	700	700
Series 2018-2, Class M1,			Connecticut Avenue Securities,
CMO, ARM,			Series 2018-C04, Class 2M2,
4.189%, 7/27/48 (1)	795	802	CMO, ARM,
COLT Mortgage Loan Trust,			1M USD LIBOR + 2.55%,
Series 2018-4, Class M1,			4.177%, 12/25/30	650	661
CMO, ARM,			Connecticut Avenue Securities,
4.716%, 12/28/48 (1)	1,155	1,190	Series 2018-C05, Class 1M2,
COLT Mortgage Loan Trust,			CMO, ARM,
Series 2019-2, Class A3, CMO,			1M USD LIBOR + 2.35%,
ARM,			3.977%, 1/25/31	920	931
3.541%, 5/25/49 (1)	345	351	Connecticut Avenue Securities,
COLT Mortgage Loan Trust,			Series 2018-C06, Class 2M2,
Series 2019-3, Class A1, CMO,			CMO, ARM,
ARM,			1M USD LIBOR + 2.10%,
2.764%, 8/25/49 (1)	515	523	3.727%, 3/25/31	275	277
Connecticut Avenue Securities,			Connecticut Avenue Securities
Series 2017-C02, Class 2ED3,			Trust, Series 2019-R06, Class
CMO, ARM,			2M2, CMO, ARM,
1M USD LIBOR + 1.35%,			1M USD LIBOR + 2.10%,
2.977%, 9/25/29	915	916	3.727%, 9/25/39 (1)	590	593

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Connecticut Avenue Securities			Galton Funding Mortgage Trust,
Trust, Series 2020-R01, Class			Series 2019-2, Class A42,
1M2, CMO, ARM,			CMO, ARM,
1M USD LIBOR + 2.05%,			3.50%, 6/25/59 (1)	667	670
3.677%, 1/25/40 (1)	420	419	Galton Funding Mortgage Trust,
Deephaven Residential			Series 2020-H1, Class M1,
Mortgage Trust, Series 2018-			CMO, ARM,
1A, Class A2, CMO, ARM,			3.092%, 1/25/60 (1)	735	735
3.027%, 12/25/57 (1)	105	105	Homeward Opportunities Fund I
Deephaven Residential			Trust, Series 2018-1, Class A3,
Mortgage Trust, Series 2018-			CMO, ARM,
2A, Class A3, CMO, ARM,			3.999%, 6/25/48 (1)	338	342
3.684%, 4/25/58 (1)	205	205	Homeward Opportunities Fund I
Deephaven Residential			Trust, Series 2019-1, Class A3,
Mortgage Trust, Series 2018-			CMO, ARM,
3A, Class M1, CMO, ARM,			3.606%, 1/25/59 (1)	420	425
4.357%, 8/25/58 (1)	450	457	Homeward Opportunities Fund I
Deephaven Residential			Trust, Series 2019-1, Class
Mortgage Trust, Series 2018-			M1, CMO, ARM,
4A, Class A1, CMO, ARM,			3.951%, 1/25/59 (1)	475	486
4.08%, 10/25/58 (1)	537	545	Homeward Opportunities Fund I
Deephaven Residential			Trust, Series 2019-3, Class
Mortgage Trust, Series 2019-			M1, CMO, ARM,
1A, Class M1, CMO, ARM,			3.518%, 11/25/59 (1)	1,115	1,133
4.402%, 1/25/59 (1)	710	723	JP Morgan Mortgage Trust,
Deephaven Residential			Series 2019-3, Class A15,
Mortgage Trust, Series 2019-			CMO, ARM,
2A, Class A3, CMO, ARM,			4.00%, 9/25/49 (1)	296	302
3.763%, 4/25/59 (1)	250	253	JPMorgan Mortgage Trust,
Deephaven Residential			Series 2019-INV3, Class A15,
Mortgage Trust, Series 2019-			CMO, ARM,
2A, Class M1, CMO, ARM,			3.50%, 5/25/50 (1)	425	436
3.921%, 4/25/59 (1)	510	523	JPMorgan Mortgage Trust,
Freddie Mac Whole Loan			Series 2019-INV3, Class A3,
Securities Trust, Series 2017-			CMO, ARM,
SC01, Class M1, CMO, ARM,			3.50%, 5/25/50 (1)	488	504
3.587%, 12/25/46 (1)	341	344	MetLife Securitization Trust,
Freddie Mac Whole Loan			Series 2018-1A, Class A,
Securities Trust, Series 2016-			CMO, ARM,
SC02, Class M1, CMO, ARM,			3.75%, 3/25/57 (1)	384	407
3.59%, 10/25/46	599	607	Mill City Mortgage Loan Trust,
FWD Securitization Trust, Series			Series 2016-1, Class A1, CMO,
2020-INV1, Class A3, CMO,			ARM,
ARM,			2.50%, 4/25/57 (1)	56	56
2.44%, 1/25/50 (1)	457	458	Mill City Mortgage Loan Trust,
Galton Funding Mortgage Trust,			Series 2018-1, Class A1, CMO,
Series 2017-1, Class B2, CMO,			ARM,
ARM,			3.25%, 5/25/62 (1)	411	427
3.95%, 7/25/56 (1)	916	960	New Residential Mortgage Loan
Galton Funding Mortgage Trust,			Trust, Series 2018-NQM1,
Series 2018-1, Class A33,			Class A2, CMO, ARM,
CMO, ARM,			4.087%, 11/25/48 (1)	666	679
3.50%, 11/25/57 (1)	360	367
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

New Residential Mortgage Loan			Starwood Mortgage Residential
Trust, Series 2019-NQM5,			Trust, Series 2019-INV1, Class
Class M1, CMO, ARM,			B1, CMO, ARM,
3.444%, 11/25/59 (1)	910	921	3.657%, 9/27/49 (1)	550	560
OBX Trust, Series 2019-EXP2,			Starwood Mortgage Residential
Class 2A1A, CMO, ARM,			Trust, Series 2020-1, Class
1M USD LIBOR + 0.90%,			M1, CMO, ARM,
2.527%, 6/25/59 (1)	402	403	2.878%, 2/25/50 (1)	365	370
OBX Trust, Series 2019-INV2,			Structured Agency Credit Risk
Class A25, CMO, ARM,			Debt Notes, Series 2014-HQ2,
4.00%, 5/27/49 (1)	799	820	Class M2, CMO, ARM,
Seasoned Credit Risk Transfer			1M USD LIBOR + 2.20%,
Trust, Series 2016-1, Class			3.827%, 9/25/24	367	372
M1, CMO, ARM,			Structured Agency Credit Risk
3.00%, 9/25/55 (1)	95	95	Debt Notes, Series 2015-HQ2,
Seasoned Credit Risk Transfer			Class M2, CMO, ARM,
Trust, Series 2017-2, Class			1M USD LIBOR + 1.95%,
M1, CMO, ARM,			3.577%, 5/25/25	242	244
4.00%, 8/25/56 (1)	470	478	Structured Agency Credit Risk
Sequoia Mortgage Trust, Series			Debt Notes, Series 2016-
2013-4, Class B1, CMO, ARM,			DNA1, Class M2, CMO, ARM,
3.486%, 4/25/43	974	998	1M USD LIBOR + 2.90%,
Sequoia Mortgage Trust, Series			4.527%, 7/25/28	47	47
2017-CH2, Class A19, CMO,			Structured Agency Credit Risk
ARM,			Debt Notes, Series 2017-
4.00%, 12/25/47 (1)	434	448	HQA2, Class M1, CMO, ARM,
Sequoia Mortgage Trust, Series			1M USD LIBOR + 0.80%,
2018-CH1, Class A2, CMO,			2.427%, 12/25/29	44	44
ARM,			Structured Agency Credit Risk
3.50%, 2/25/48 (1)	241	246	Debt Notes, Series 2017-
Sequoia Mortgage Trust, Series			HQA2, Class M2, CMO, ARM,
2018-CH3, Class A19, CMO,			1M USD LIBOR + 2.65%,
ARM,			4.277%, 12/25/29	250	257
4.50%, 8/25/48 (1)	466	483	Structured Agency Credit Risk
Starwood Mortgage Residential			Debt Notes, Series 2017-SPI1,
Trust, Series 2018-IMC2, Class			Class M1, CMO, ARM,
A1, CMO, ARM,			3.977%, 9/25/47 (1)	365	367
4.121%, 10/25/48 (1)	536	547	Structured Agency Credit Risk
Starwood Mortgage Residential			Debt Notes, Series 2017-SPI1,
Trust, Series 2019-1, Class A3,			Class M2, CMO, ARM,
CMO, ARM,			3.977%, 9/25/47 (1)	459	471
3.299%, 6/25/49 (1)	481	486	Structured Agency Credit Risk
Starwood Mortgage Residential			Debt Notes, Series 2018-
Trust, Series 2019-IMC1, Class			DNA1, Class M1, CMO, ARM,
A1, CMO, ARM,			1M USD LIBOR + 0.45%,
3.468%, 2/25/49 (1)	317	322	2.077%, 7/25/30	179	179
Starwood Mortgage Residential			Structured Agency Credit Risk
Trust, Series 2019-IMC1, Class			Debt Notes, Series 2018-
M1, CMO, ARM,			DNA1, Class M2AT, CMO,
4.094%, 2/25/49 (1)	615	634	ARM,
			1M USD LIBOR + 1.05%,
			2.677%, 7/25/30	575	573

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2018-			Series 2016-2, Class A1A,
HQA1, Class M2AS, CMO,			CMO, ARM,
ARM,			2.75%, 8/25/55 (1)	79	81
1M USD LIBOR + 1.10%,			Towd Point Mortgage Trust,
2.727%, 9/25/30	525	524	Series 2016-3, Class A1, CMO,
Structured Agency Credit Risk			ARM,
Debt Notes, Series 2018-			2.25%, 4/25/56 (1)	152	153
HQA2, Class M1, CMO, ARM,			Towd Point Mortgage Trust,
1M USD LIBOR + 0.75%,			Series 2016-5, Class A1, CMO,
2.377%, 10/25/48 (1)	417	417	ARM,
Structured Agency Credit Risk			2.50%, 10/25/56 (1)	198	201
Debt Notes, Series 2018-			Towd Point Mortgage Trust,
HRP2, Class M2, CMO, ARM,			Series 2017-1, Class A1, CMO,
1M USD LIBOR + 1.25%,			ARM,
2.877%, 2/25/47 (1)	732	733	2.75%, 10/25/56 (1)	94	96
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2018-SPI3,			Series 2017-1, Class M1,
Class M2, CMO, ARM,			CMO, ARM,
4.15%, 8/25/48 (1)	475	488	3.75%, 10/25/56 (1)	1,085	1,163
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2019-			Series 2017-4, Class A1, CMO,
DNA2, Class M2, CMO, ARM,			ARM,
1M USD LIBOR + 2.45%,			2.75%, 6/25/57 (1)	167	171
4.077%, 3/25/49 (1)	508	511	Towd Point Mortgage Trust,
Structured Agency Credit Risk			Series 2018-1, Class A1, CMO,
Debt Notes, Series 2019-			ARM,
DNA3, Class M2, CMO, ARM,			3.00%, 1/25/58 (1)	135	139
1M USD LIBOR + 2.05%,			Towd Point Mortgage Trust,
3.677%, 7/25/49 (1)	620	620	Series 2018-3, Class A1, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2015-3, Class A1B,			3.75%, 5/25/58 (1)	376	398
CMO, ARM,			Verus Securitization Trust,
3.00%, 3/25/54 (1)	112	112	Series 2018-3, Class A2, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2015-4, Class M1,			4.18%, 10/25/58 (1)	225	228
CMO, ARM,			Verus Securitization Trust,
3.75%, 4/25/55 (1)	390	412	Series 2018-3, Class A3, CMO,
Towd Point Mortgage Trust,			ARM,
Series 2015-5, Class A1B,			4.282%, 10/25/58 (1)	512	520
CMO, ARM,			Verus Securitization Trust,
2.75%, 5/25/55 (1)	134	135	Series 2018-INV1, Class A1,
Towd Point Mortgage Trust,			CMO, ARM,
Series 2016-1, Class A1B,			3.626%, 3/25/58 (1)	112	113
CMO, ARM,			Verus Securitization Trust,
2.75%, 2/25/55 (1)	76	77	Series 2018-INV1, Class A2,
Towd Point Mortgage Trust,			CMO, ARM,
Series 2016-1, Class A3B,			3.849%, 3/25/58 (1)	69	69
CMO, ARM,			Verus Securitization Trust,
3.00%, 2/25/55 (1)	112	114	Series 2018-INV2, Class A1FX,
			CMO, ARM,
			4.148%, 10/25/58 (1)	570	580

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Verus Securitization Trust,			BX Commercial Mortgage Trust,
Series 2019-3, Class M1,			Series 2020-BXLP, Class G,
CMO, ARM,			ARM,
3.139%, 7/25/59 (1)	545	552	1M USD LIBOR + 2.50%,
Verus Securitization Trust,			4.159%, 12/15/36 (1)	995	995
Series 2019-INV1, Class B1,			BX Trust, Series 2018-GW, Class
CMO,			C, ARM,
4.991%, 12/25/59 (1)	150	154	1M USD LIBOR + 1.22%,
Verus Securitization Trust,			2.879%, 5/15/35 (1)	475	473
Series 2019-INV2, Class A1,			Cantor Commercial Real Estate
CMO, ARM,			Lending, Series 2019-CF2,
2.913%, 7/25/59 (1)	902	912	Class D
Verus Securitization Trust,			2.50%, 11/15/52 (1)	540	472
Series 2019-INV2, Class A3,			CD Mortgage Trust, Series 2017-
CMO, ARM,			CD6, Class A5
3.219%, 7/25/59 (1)	588	595	3.456%, 11/13/50	515	571
Verus Securitization Trust,			Citigroup Commercial Mortgage
Series 2019-INV3, Class M1,			Trust, Series 2015-GC27,
CMO, ARM,			Class AS
3.279%, 11/25/59 (1)	340	342	3.571%, 2/10/48	95	102
WinWater Mortgage Loan Trust,			Citigroup Commercial Mortgage
Series 2016-1, Class B3, CMO,			Trust, Series 2016-P3, Class
ARM,			A3
3.855%, 1/20/46 (1)	732	758	3.063%, 4/15/49	240	256

		45,705	Citigroup Commercial Mortgage
			Trust, Series 2017-P7, Class
Commercial Mortgage-Backed Securities 5.0%			AS
280 Park Avenue Mortgage			3.915%, 4/14/50	345	385
Trust, Series 2017-280P, Class			Commercial Mortgage Trust,
B, ARM,			Series 2014-CR20, Class AM
1M USD LIBOR + 1.08%,			3.938%, 11/10/47	285	308
2.739%, 9/15/34 (1)	590	590	Commercial Mortgage Trust,
Atrium Hotel Portfolio Trust,			Series 2014-UBS2, Class B
Series 2017-ATRM, Class C,			4.701%, 3/10/47	237	259
ARM,			Commercial Mortgage Trust,
1M USD LIBOR + 1.65%,			Series 2014-UBS6, Class C,
3.309%, 12/15/36 (1)	975	974	ARM,
BANK, Series 2019-BN21, Class			4.447%, 12/10/47	985	1,035
D			Commercial Mortgage Trust,
2.50%, 10/17/52 (1)	890	817	Series 2015-CR22, Class C,
Barclays Commercial Mortgage			ARM,
Trust, Series 2019-C4, Class B			4.117%, 3/10/48	575	615
3.322%, 8/15/52	450	482	Commercial Mortgage Trust,
Barclays Commercial Mortgage			Series 2015-CR25, Class C,
Trust, Series 2019-C4, Class C			ARM,
3.469%, 8/15/52	585	600	4.54%, 8/10/48	190	207
Benchmark Mortgage Trust,			Commercial Mortgage Trust,
Series 2018-B8, Class A5			Series 2015-DC1, Class AM
4.232%, 1/15/52	435	511	3.724%, 2/10/48	760	817
			Commercial Mortgage Trust,
			Series 2015-LC23, Class A4
			3.774%, 10/10/48	440	487

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Commercial Mortgage Trust,			JPMorgan Chase Commercial
Series 2016-CR28, Class AHR			Mortgage Securities Trust,
3.651%, 2/10/49	194	208	Series 2016-NINE, Class B,
Credit Suisse Mortgage Capital			ARM,
Certificates, Series 2019-ICE4,			2.854%, 9/6/38 (1)	1,015	1,055
Class E, ARM,			JPMorgan Deutsche Bank
1M USD LIBOR + 2.15%,			Commercial Mortgage
3.809%, 5/15/36 (1)	835	836	Securities Trust, Series 2017-
CSAIL Commercial Mortgage			C5, Class AS, ARM,
Trust, Series 2016-C6, Class			3.858%, 3/15/50	395	437
A5			Morgan Stanley Bank of America
3.09%, 1/15/49	215	231	Merrill Lynch Trust, Series
CSAIL Commercial Mortgage			2014-C17, Class B, ARM,
Trust, Series 2017-C8, Class C			4.464%, 8/15/47	180	195
4.32%, 6/15/50	465	508	Morgan Stanley Bank of America
Eleven Madison Mortgage Trust,			Merrill Lynch Trust, Series
Series 2015-11MD, Class A,			2015-C24, Class AS, ARM,
ARM,			4.036%, 5/15/48	80	88
3.555%, 9/10/35 (1)	285	312	Morgan Stanley Capital I Trust,
FREMF Mortgage Trust, Series			Series 2015-MS1, Class AS,
2019-K103, Class B, ARM,			ARM,
3.572%, 12/25/51 (1)	375	396	4.031%, 5/15/48	35	38
Great Wolf Trust, Series 2019-			Morgan Stanley Capital I Trust,
WOLF, Class D, ARM,			Series 2017-ASHF, Class B,
1M USD LIBOR + 1.933%,			ARM,
3.592%, 12/15/36 (1)	710	710	1M USD LIBOR + 1.25%,
Great Wolf Trust, Series 2019-			2.909%, 11/15/34 (1)	365	365
WOLF, Class E, ARM,			Morgan Stanley Capital I Trust,
1M USD LIBOR + 2.732%,			Series 2017-H1, Class AS
4.391%, 12/15/36 (1)	540	540	3.773%, 6/15/50	155	171
GS Mortgage Securities Trust,			Wells Fargo Commercial
Series 2016-GS4, Class A3			Mortgage Trust, Series 2015-
3.178%, 11/10/49	1,370	1,478	NXS2, Class A2
GS Mortgage Securities Trust,			3.02%, 7/15/58	76	76
Series 2017-GS8, Class C,			Wells Fargo Commercial
ARM,			Mortgage Trust, Series 2015-
4.337%, 11/10/50	655	730	NXS2, Class C, ARM,
GS Mortgage Securities Trust,			4.313%, 7/15/58	50	54
Series 2017-GS8, Class D			Wells Fargo Commercial
2.70%, 11/10/50 (1)	1,025	976	Mortgage Trust, Series 2016-
GS Mortgage Securities Trust,			C33, Class A3
Series 2019-SOHO, Class D,			3.162%, 3/15/59	240	257
ARM,			Wells Fargo Commercial
1M USD LIBOR + 1.60%,			Mortgage Trust, Series 2016-
3.259%, 6/15/36 (1)	1,045	1,045	C33, Class B, ARM,
InTown Hotel Portfolio Trust,			4.506%, 3/15/59	310	348
Series 2018-STAY, Class C,			Wells Fargo Commercial
ARM,			Mortgage Trust, Series 2017-
1M USD LIBOR + 1.25%,			C38, Class B, ARM,
2.909%, 1/15/33 (1)	270	269	3.917%, 7/15/50	165	181

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Wells Fargo Commercial			1Y CMT + 2.25%, 4.405%, 10/1/36	1	1
Mortgage Trust, Series 2017-			12M USD LIBOR + 1.726%, 4.48%,
C39, Class B			7/1/35	1	1
4.025%, 9/15/50	1,100	1,209	Federal Home Loan Mortgage, CMO,
Wells Fargo Commercial			4.00%, 11/15/36	10	10
Mortgage Trust, Series 2019-			Federal Home Loan Mortgage, CMO,
C52, Class B			PO, Zero Coupon, 8/15/28	—	—
3.375%, 8/15/52	665	709	Federal Home Loan Mortgage, UMBS
Worldwide Plaza Trust, Series			3.00%, 11/1/34 - 9/1/49	364	383
2017-WWP, Class C, ARM,			3.50%, 12/1/49	349	363
3.596%, 11/10/36 (1)	100	109
			4.50%, 12/1/49	740	792
		24,487	Federal National Mortgage Assn.
Total Non-U. S. Government Mortgage-Backed			3.00%, 6/1/33 - 8/1/46	118	124
Securities			3.50%, 6/1/42 - 1/1/44	2,178	2,319
(Cost $68,621)		70,192	4.00%, 11/1/40	504	544
			Federal National Mortgage Assn. , ARM
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED			12M USD LIBOR + 1.34%, 3.34%,
SECURITIES 20.6%			12/1/35	1	1
			12M USD LIBOR + 1.70%, 3.575%,
			11/1/37	5	6
U. S. Government Agency Obligations 13.9% (6)			12M USD LIBOR + 1.569%,
Federal Home Loan Mortgage			3.692%, 12/1/35	3	3
2.50%, 5/1/30 - 7/1/43	289	298	12M USD LIBOR + 1.77%, 3.77%,
3.00%, 12/1/42	154	162	12/1/35	—	1
3.50%, 9/1/42 - 1/1/48	1,426	1,521	12M USD LIBOR + 1.595%,
4.00%, 8/1/40 - 12/1/41	413	447	3.819%, 11/1/35	4	5
4.50%, 9/1/23 - 5/1/42	382	420	12M USD LIBOR + 1.892%,
5.00%, 7/1/25 - 8/1/40	110	123	3.852%, 12/1/35	1	1
5.50%, 9/1/20 - 1/1/40	72	84	12M USD LIBOR + 2.04%, 4.119%,
6.00%, 8/1/21 - 8/1/38	28	32	12/1/36	2	2
6.50%, 6/1/24 - 4/1/37	138	157	12M USD LIBOR + 1.626%, 4.27%,
7.00%, 2/1/24 - 6/1/32	—	—	7/1/35	—	—
Federal Home Loan Mortgage, ARM			12M USD LIBOR + 1.655%,
12M USD LIBOR + 1.748%,			4.318%, 8/1/37	1	1
3.742%, 2/1/37	4	5	12M USD LIBOR + 1.885%,
12M USD LIBOR + 1.80%, 3.859%,			4.517%, 8/1/36	2	3
3/1/36	5	5	Federal National Mortgage Assn. ,
12M USD LIBOR + 1.831%, 3.88%,			CMO,
1/1/37	2	2	4.00%, 6/25/44	149	155
12M USD LIBOR + 1.75%, 3.927%,			Federal National Mortgage Assn. ,
2/1/35	1	1	CMO, IO,
1Y CMT + 2.245%, 3.936%, 1/1/36	3	3	6.50%, 2/25/32	—	—
			Federal National Mortgage Assn. ,
12M USD LIBOR + 1.785%,			TBA,
4.035%, 9/1/32	—	—	3.00%, 3/1/50 (7)	2,530	2,606
12M USD LIBOR + 1.979%,			Federal National Mortgage Assn. , UMBS
4.048%, 11/1/36	1	1	2.50%, 5/1/30 - 12/1/49	4,657	4,775
1Y CMT + 2.347%, 4.097%,			3.00%, 1/1/27 - 11/1/49	18,070	18,946
11/1/34	7	7
12M USD LIBOR + 2.055%,			3.50%, 11/1/32 - 10/1/49	11,260	11,920
4.118%, 12/1/36	1	1	4.00%, 11/1/40 - 12/1/49	11,375	12,176

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Par/Shares		$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

4.50%, 6/1/20 - 1/1/50	5,528	6,013	U. S. Treasury Bonds
5.00%, 10/1/21 - 8/1/48	1,707	1,901	2.75%, 8/15/47	1,870	2,314
5.50%, 12/1/21 - 5/1/39	368	418	U. S. Treasury Bonds
6.00%, 3/1/21 - 10/1/40	696	816	2.75%, 11/15/47	690	855
6.50%, 7/1/32 - 6/1/39	51	59	U. S. Treasury Bonds
7.00%, 7/1/29	—	1	3.00%, 11/15/44	915	1,162
7.50%, 6/1/28	—	—	U. S. Treasury Bonds
			3.00%, 5/15/45	1,330	1,694
UMBS, TBA,			U. S. Treasury Bonds
4.50%, 3/1/50 (7)	740	790	3.00%, 2/15/48	5,395	6,998
		68,405	U. S. Treasury Bonds
			3.00%, 8/15/48	8,185	10,662
U. S. Government Obligations 6.7%			U. S. Treasury Bonds
Government National Mortgage Assn.			3.125%, 2/15/43 (8)	1,615	2,079
3.00%, 9/15/42 - 1/20/50	7,010	7,284	U. S. Treasury Bonds
3.50%, 9/15/41 - 1/20/49	6,533	6,891	3.125%, 5/15/48	3,055	4,058
4.00%, 2/20/41 - 11/20/49	7,675	8,075	U. S. Treasury Bonds
4.50%, 11/20/39 - 7/20/49	3,037	3,241	3.375%, 5/15/44	1,275	1,714
5.00%, 4/20/35 - 6/20/49	2,989	3,250	U. S. Treasury Bonds
5.50%, 10/20/32 - 3/20/49	1,257	1,359	5.375%, 2/15/31	615	881
6.50%, 2/15/29 - 12/20/33	6	7	U. S. Treasury Notes
8.50%, 3/15/22	1	1	1.625%, 2/15/26	2,420	2,507
10.00%, 7/15/22	—	—	U. S. Treasury Notes
Government National Mortgage			1.75%, 11/15/29	2,500	2,640
Assn. CMO,			U. S. Treasury Notes
3.00%, 11/20/47 - 12/20/47	274	282	1.875%, 7/31/26	3,760	3,959
Government National Mortgage Assn. , CMO, IO			U. S. Treasury Notes
3.50%, 4/20/39 - 5/20/43	313	36	2.25%, 2/15/27	495	535
4.00%, 5/20/37 - 2/20/43	164	15	U. S. Treasury Notes
4.50%, 2/20/39 - 12/20/39	28	1	2.25%, 8/15/27	1,350	1,465
Government National Mortgage Assn. , TBA			U. S. Treasury Notes
3.00%, 3/20/50 (7)	335	346	2.25%, 11/15/27	5,275	5,736
3.50%, 3/20/50 (7)	1,605	1,663	U. S. Treasury Notes
4.00%, 3/20/50 (7)	235	245	2.375%, 5/15/29	2,855	3,166
4.50%, 3/20/50 (7)	130	137	U. S. Treasury Notes
			2.75%, 2/15/28	3,270	3,688
		32,833	U. S. Treasury Notes
Total U. S. Government & Agency Mortgage-			2.875%, 8/15/28	3,445	3,940
Backed Securities			U. S. Treasury Notes
(Cost $98,678)		101,238	3.00%, 10/31/25	590	655
			U. S. Treasury Notes
U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING			3.125%, 11/15/28	1,300	1,518
MORTGAGE-BACKED) 13.4%					65,749
			Total U. S. Government Agency Obligations
U. S. Treasury Obligations 13.4%			(Excluding Mortgage-Backed)
U. S. Treasury Bonds			(Cost $55,173)		65,749
2.50%, 2/15/45	1,480	1,729
U. S. Treasury Bonds
2.50%, 2/15/46	1,530	1,794

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

FOREIGN GOVERNMENT OBLIGATIONS &			Arab Republic of Egypt
MUNICIPALITIES 6.3%			7.053%, 1/15/32 (1)	480	489
			Commonwealth of Bahamas
Government Sponsored 0.2%			5.75%, 1/16/24 (1)	505	550
Equate Petrochemical			Commonwealth of Bahamas
3.00%, 3/3/22	200	202	6.00%, 11/21/28 (1)	400	455
Equate Petrochemical			Government of Bermuda
4.25%, 11/3/26	475	513	4.75%, 2/15/29 (1)	200	232
			Government of Bermuda
		715	4.854%, 2/6/24 (1)	235	260

Local Authorities 0.0%			Republic of Chile
			3.50%, 1/25/50	860	945
Province of Manitoba			Republic of Colombia
3.05%, 5/14/24	190	204	4.50%, 3/15/29	1,170	1,324
		204	Republic of Costa Rica
			6.125%, 2/19/31 (1)	1,065	1,101
Owned No Guarantee 2.1%			Republic of Hungary
Autoridad del Canal de Panama			5.375%, 3/25/24	192	218
4.95%, 7/29/35 (1)	200	240	Republic of Indonesia
CCCI Treasure, VR,			2.85%, 2/14/30	455	460
3.50% (2)(3)	250	250	Republic of Indonesia
CNAC HK Finbridge			3.70%, 1/8/22 (1)	800	826
4.625%, 3/14/23	710	759	Republic of Panama
Comision Federal de Electricidad			3.16%, 1/23/30	700	739
4.875%, 1/15/24 (1)	200	216	Republic of Peru
Corp Nacional del Cobre de Chile			2.844%, 6/20/30	505	537
3.00%, 9/30/29 (1)	1,555	1,587	Republic of South Africa
Corp Nacional del Cobre de Chile			4.30%, 10/12/28	1,105	1,095
3.625%, 8/1/27 (1)	315	336	Republic of South Africa
Ecopetrol			4.85%, 9/30/29	1,110	1,117
5.375%, 6/26/26	1,300	1,459	State of Qatar
KazMunayGas National			4.50%, 4/23/28 (1)	450	522
4.75%, 4/19/27	600	665	United Mexican States
Pertamina Persero			4.00%, 10/2/23	1	1
6.45%, 5/30/44 (1)	265	354
Perusahaan Listrik Negara					19,734
4.125%, 5/15/27	450	485	Total Foreign Government Obligations &
Perusahaan Listrik Negara			Municipalities
5.45%, 5/21/28 (1)	800	944	(Cost $29,713)		30,783
Petrobras Global Finance
7.375%, 1/17/27	1,425	1,743	MUNICIPAL SECURITIES 0.5%
Saudi Arabian Oil
3.50%, 4/16/29 (1)	600	638
Saudi Arabian Oil			California 0.1%
4.375%, 4/16/49 (1)	400	454	Inland Valley Dev. Agency, Tax
			Allocation, Series B, 5.50%,
		10,130	3/1/33 (9)	150	171

Sovereign 4.0%			Univ. of California Regents, Series
Arab Republic of Egypt			AJ, 4.601%, 5/15/31	285	345
6.375%, 4/11/31 (EUR)	7,695	8,863			516

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Colorado 0.0%			Texas 0.0%
Denver City & County School District			Texas Transportation Commission
No. 1, Series B, COP, 4.242%,			State Highway Fund, 1st Tier,
12/15/37	65	78	Build America, Series B, 5.178%,

		78	4/1/30	115	146
					146
District of Columbia 0.0%
District of Columbia, Build America,			Utah 0.0%
Series E, 5.591%, 12/1/34	5	7	Utah Transit Auth. , Build America,

		7	Series B, 5.937%, 6/15/39	145	213
					213
Florida 0.0%
State Board of Administration Fin.,			Virginia 0.1%
Hurricane Catastrophe Fund,			Virginia Commonwealth
Series A, 2.995%, 7/1/20	130	131	Transportation Board, Build
			America, Series B, 5.35%, 5/15/35	5	6
		131	Virginia Public Building Auth. , Build
Georgia 0.1%			America, Series B-2, 5.90%,
Savannah Hosp. Auth., Saint			8/1/30	60	80
Joseph's/Candler Health, 6.00%,			Virginia Public School Auth. ,
7/1/27	190	223	Qualified School Construction,
			4.25%, 12/15/30	195	237
		223
					323
Illinois 0.0%			Total Municipal Securities
Metropolitan Water Reclamation			(Cost $1,973)		2,303
Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%,
12/1/38	55	79	BOND MUTUAL FUNDS 3.6%

		79	T. Rowe Price Institutional Floating
Ohio 0.1%			Rate Fund, 4.33% (10)(11)	976	9,469
JobsOhio Beverage System, Series			T. Rowe Price Institutional High Yield
B, 4.532%, 1/1/35	240	303	Fund, 4.28% (10)(11)	934	8,083

		303	Total Bond Mutual Funds
			(Cost $18,000)		17,552
South Carolina 0.1%

South Carolina Public Service Auth. ,			SHORT-TERM INVESTMENTS 1.5%
Taxable Obligation, Series D,
2.388%, 12/1/23	190	196
South Carolina Public Service Auth. ,			Money Market Funds 1.5%
Taxable Obligation, Series E,			T. Rowe Price Government Reserve
4.322%, 12/1/27	77	88	Fund, 1.59% (11)(12)	7,374	7,374

		284	Total Short-Term Investments
			(Cost $7,374)		7,374

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

		$ Value
(Amounts in 000s)
Total Investments in Securities 100.3%
(Cost $466,780)		$492,056
Other Assets Less Liabilities (0.3)%		(1,519)
Net Assets 100.0%		490,537

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $120,218 and represents 24.5% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of only the settled positions.
(5) All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(7) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,787 and represents
1.2% of net assets.
(8) At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Insured by Assured Guaranty Municipal Corporation
(10) SEC 30-day yield
(11) Affiliated Companies
(12) Seven-day yield
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity rate
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD Australian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COP Certificate of Participation
EUR Euro
FRN Floating Rate Note
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

(Amounts In 000s, except market price)
SWAPS	(0.0)%

Upfront
Notional	Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)** $ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Bought (0.0)%
Morgan Stanley, Protection Bought (Relevant Credit: Republic of China,
7.50%, 10/28/27), Pay 1.00% Quarterly, Receive upon credit default,
9/20/24	4,175	(106)	(61)	(45)

Total Bilateral Credit Default Swaps, Protection Bought	(61)	(45)

Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, 2.65%,
1/11/21 , $100.78*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/24	(EUR)	95	2	1	1
Bank of America, Protection Sold (Relevant Credit: Boeing, 8.75%,
8/15/21 , $109.88*), Receive 1.00% Quarterly, Pay Upon credit default,
12/20/21	1,215	14	14	—
Morgan Stanley, Protection Sold (Relevant Credit: Cardinal Health, 4.63%,
12/15/20 , $102.26*) Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	114	2	(2)	4
BNP Paribas, Protection Sold (Relevant Credit: Cardinal Health, 4.63%,
12/15/20 , $102.26*) Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	207	3	(4)	7
JPMorgan Chase, Protection Sold (Relevant Credit: Cardinal Health,
4.63%, 12/15/20, $102.26*) Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	42	—	(1)	1
Barclays Bank, Protection Sold (Relevant Credit: Cardinal Health, 4.63%,
12/15/20 , $102.26*) Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	83	2	(1)	3
Citibank, Protection Sold (Relevant Credit: Devon Energy, 7.95%, 4/15/32,
$146.95 *), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	95	(1)	—	(1)
Morgan Stanley, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32 , $146.95*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	55	(1)	—	(1)
Barclays Bank, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32 , $146.95*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	45	(1)	—	(1)
Barclays Bank, Protection Sold (Relevant Credit: General Electric, 2.70%,
10/09/22 , $101.96*), Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	620	4	3	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)** $ Gain/(Loss)
Goldman Sachs, Protection Sold (Relevant Credit: General Electric,
2.70%, 10/09/22, $101.96*), Receive 1.00% Monthly, Pay Upon credit
default, 12/20/20	305	2	1	1
Total Bilateral Credit Default Swaps, Protection Sold			11	15
Total Bilateral Swaps			(50)	(30)

*Market price at February 29, 2020
**Included interest purchased or sold but not yet collected of $2.

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
RBC Dominion Securities	4/24/20	AUD	5,030USD	3,481$	(200)
Standard Chartered	5/22/20	EUR	421USD	466	1
State Street	5/22/20	USD	11,555EUR	10,591	(194)
UBS Investment Bank	5/22/20	USD	523EUR	479	(9)

Net unrealized gain (loss) on open forward currency
exchange contracts					$(402)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 40 Euro BUND contracts	3/20	(7,836) $	(201)
Long, 40 U.S. Treasury Long Bonds contracts	6/20	6,810	250
Short, 72 U. S. Treasury Notes five year contracts	6/20	(8,838)	(108)
Short, 39 U. S. Treasury Notes ten year contracts	6/20	(5,255)	(86)
Long, 264 U. S. Treasury Notes two year contracts	6/20	57,638	321
Long, 56 Ultra U. S. Treasury Bonds contracts	6/20	11,620	519
Short, 128 Ultra U.S. Treasury Notes ten year contracts	6/20	(19,228)	(387)
Net payments (receipts) of variation margin to date			(212)
Variation margin receivable (payable) on open futures contracts			$96

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
T. Rowe Price Institutional Floating Rate Fund		$—		$(141)	$302
T. Rowe Price Institutional High Yield Fund		—		(158)	123
T. Rowe Price Government Reserve Fund		—		—	168
Totals	$	—#		$(299)	$593+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	2/29/20
T. Rowe Price Institutional Floating Rate Fund	$7,439$	2,171	$	— $	9,469
T. Rowe Price Institutional High Yield Fund	1,269	6,972		—	8,083
T. Rowe Price Government Reserve Fund	17,679	¤		¤	7,374
					$24,926^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $593 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $25,374.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Core Plus Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	467,130	$—	$467,130
Bond Mutual Funds		17,552	—	—	17,552
Short-Term Investments		7,374	—	—	7,374
Total Securities		24,926	467,130	—	492,056
Swaps		—	29	—	29
Forward Currency Exchange Contracts		—	1	—	1
Futures Contracts		96	—	—	96
Total		$25,022$	467,160	$—	$492,182

Liabilities
Swaps	$	— $	109	$—	$109
Forward Currency Exchange Contracts		—	403	—	403
Total	$	— $	512	$—	$512

[1] Includes Corporate Bonds, Bank Loans, Asset-Backed Securities, Non-U. S. Government Mortgage-Backed Securities, U. S.
Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding Mortgage-Backed),
Foreign Government Obligations & Municipalities, Municipal Securities.